Receivables, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Receivables, Net

10 Receivables, net

Accounts receivable are summarized as follows:

	2014	2013

Accounts receivable from third parties	549	504
Allowance for doubtful accounts	(3)	(3)
Other receivables	47	41

	593	542

The current portion of income taxes receivable of $2 million (2013: $7 million) is included under other receivables.